Expense Example {- Fidelity International Capital Appreciation K6 Fund} - 10.31 Fidelity International Capital Appreciation K6 Fund PRO-05 - Fidelity International Capital Appreciation K6 Fund - Fidelity International Capital Appreciation K6 Fund
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810